Business Combination - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 05, 2022 CNY (¥) shares	Jan. 01, 2022 CNY (¥)	Nov. 01, 2020 CNY (¥) shares	Sep. 01, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 01, 2020 $ / shares
Business Combination
Goodwill					¥ 66,753	¥ 65,481	$ 9,494		¥ 118,724
Ordinary shares subscribed but not issued | shares					193,703,370	193,703,370	193,703,370
Customer relationships
Business Combination
Fair value of non-cash contingent consideration			¥ 6,900							¥ 6,900
Class A ordinary shares
Business Combination
Issuance of ordinary shares in connection with business combination, shares | shares			281,703
Shenzhen Lailai
Business Combination
Equity interest (in percent)	100.00%
2020 Acquisitions
Business Combination
Purchase consideration									72,452
Goodwill			¥ 88,216						¥ 92,829
Total consideration				¥ 10,000
Interest acquired (in percent)				51.00%
Fair value of non-cash contingent consideration				¥ 2,900
2020 Acquisitions | Class A ordinary shares
Business Combination
Ordinary shares subscribed but not issued | shares					281,703
Business acquisition share price | $ / shares											$ 10
Number of shares issued | shares					281,703	281,703
Put options of the right to cash settlement price | $ / shares								$ 10
2020 Acquisitions | Shenzhen Lailai
Business Combination
Interest acquired (in percent)	45.78%
2020 Acquisitions | Shenzhen Lailai
Business Combination
Fair value of purchase consideration			62,500
Total consideration			¥ 40,300
Interest acquired (in percent)			54.22%
Fair value of non-cash contingent consideration			¥ 2,900
2020 Acquisitions | Shenzhen Lailai | Class A ordinary shares
Business Combination
Ordinary shares subscribed but not issued | shares			281,703
Haikou Cheng Tu
Business Combination
Purchase consideration				10,000
Goodwill				¥ 4,613
Shenzhen Lailai
Business Combination
Purchase consideration			¥ 62,452
Goodwill			¥ 88,216
Shenzhen Lailai | Class A ordinary shares
Business Combination
Issuance of ordinary shares in connection with business combination, shares | shares			1,076,056
2022 Acquisitions
Business Combination
Purchase consideration		¥ 5,000
Goodwill		3,610
2022 Acquisitions | Class A ordinary shares
Business Combination
Business acquisition share price | $ / shares											$ 10
2022 Acquisitions | Shenzhen Lailai
Business Combination
Cash consideration	¥ 62,600
2022 Acquisitions | Shenzhen Lailai | Class A ordinary shares
Business Combination
Ordinary shares subscribed but not issued | shares			281,703
Number of shares issued | shares	9,000,000
2022 Acquisitions | Shenyang Sen Xin
Business Combination
Cash consideration		5,000
Goodwill		3,610
Total consideration		¥ 5,000